BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF BANK AND OTHER BORROWINGS

Bank and other borrowings as of June 30, 2024 and 2025 were as follows:

			Maturity	Interest rate range as of June 30,		Balance as of June 30,
Lender	Type	Currency	date	2024	2025	2024	2025	2025
						JPY’000	JPY’000	US$’000
Resona Bank (a) (f) (h) (m)	Term loan	JPY	July 31, 2054	0.42% -1.48%	0.48%-1.45%	619,447	648,753	4,500
Osaka Shinkin Bank (a) (e) (h)	Term loan	JPY	August 20, 2033	1.00% -1.80%	1.00%-2.20%	121,903	119,983	833
Japan Finance Corporation	Term loan	JPY	May 10, 2033	0.21% -1.66%	0.21%-1.36%	101,880	81,480	565
Sumitomo Mitsui Banking Corporation (g) (h)	Term loan	JPY	October 31, 2029	0.09% -1.13%	1.07%-1.88%	27,000	22,959	159
Osaka Shoko Shinkin Bank (a) (g)	Term loan	JPY	December 25, 2026	1.00%	1.00%-1.40%	16,662	9,666	67
Mizuho Bank (c) (g) (h)	Term loan	JPY	July 31, 2024	1.32% -1.45%	—	369	—	—
Ikeda Senshu Bank (b) (g) (h)	Term loan	JPY	June 30, 2025	0.60%	0.60%-0.75%	11,449	—	—
Dai-ichi Life Insurance Co., Ltd (d)	Policy loan	JPY	February 26, 2025	3.00%	3.00%	11,271	—	—
Total						909,981	882,841	6,124
Less: non-current portion						(763,901)	(766,691)	(5,318)
Current portion						146,080	116,150	806

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note:

(a)	The banking facilities were secured by personal guarantee of Mr. Otsuki.

(b)	The banking facilities were secured by personal guarantee by Mr. Otsuki and Yoichi Hiraoka (“Mr. Hiraoka”), the Chief Operating Officer of the Company.

(c)	The banking facilities were secured by personal guarantee of Mr. Hiraoka.

(d)	The facility was secured by Mr. Otsuki’s insurance as a policy loan. A policy loan issued by an insurance company allows the policyholder to borrow against the cash value of a life insurance policy as collateral. As of June 30, 2025, the Company has repaid the loan, which is due to the termination of Mr. Otsuki’s insurance on February 20, 2025.

(e)	The banking facilities, amounting to JPY113,903 thousand and JPY119,983 thousand, as of June 30, 2024 and 2025, respectively, were guaranteed by Credit Guarantee Corporation of Osaka, which is a public institution that support small and medium enterprises by serving as guarantors.

(f)	The banking facilities, amounting to JPY204,180 thousand and JPY252,272 thousand, as of June 30, 2024 and 2025, respectively, were guaranteed by Credit Guarantee Corporation of Osaka.

(g)	The banking facilities were guaranteed by Credit Guarantee Corporation of Osaka.

(h)	The borrowings were fully repaid at their maturity dates.